RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

On or about November 15, 2007, officer and director Jack Gregory was issued 698,250 shares of common stock; $43,760 in exchange for company expenses paid and $40,030 for services rendered, for a total of $83,790 in stock, pursuant to Section 4(2) of the Securities Act of 1933. The expenses advanced were to pay for transfer agent fees, legal fees, independent accountant fees and the defaulted corporate charter.

The Company’s Chief Executive Officer Jack Gregory had advanced $97,706 as of December 31, 2010 to the Company to open a bank account, and for the payment of general and administrative expenses. This advance was recorded as an interest free loan with no set maturity date. This loan was cancelled with the issuance of 814,217 shares of the Company’s restricted stock on January 29, 2011 and a Form 8K was filed with the Commission describing the event. This transaction resulted in no gain or loss to the Company. The method by which the shares were valued at the time of issuance is fully explained in the Section, Stock-Based Compensation.

The total accounts payable balance of $56,465, due to related parties, consists of all expenses paid for by the Company’s Chief Executive Officer Jack Gregory on behalf of the Company.

Since January 1, 2007 all activities of the company have been conducted by corporate officers from either their homes or business offices. Currently, there are no outstanding debts owed by the company for the use of these facilities and there are no commitments for future use of the facilities.